United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2025

Date of reporting period: March 31, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.13%
Communication Services - 21.48%
Diversified Telecommunication Services - 0.96%
Iridium Communications, Inc.	53,106	$1,450,856

Entertainment - 15.43%
ROBLOX Corp., Class AA	182,535	10,639,965
Roku, Inc.A	182,289	12,840,437

		23,480,402

Interactive Media & Services - 3.89%
Meta Platforms, Inc., Class A	6,530	3,763,631
Pinterest, Inc., Class AA	69,667	2,159,677

		5,923,308

Media - 1.20%
Trade Desk, Inc., Class AA	33,369	1,825,952

Total Communication Services		32,680,518

Consumer Discretionary - 15.46%
Automobiles - 11.44%
Tesla, Inc.A	67,143	17,400,780

Broadline Retail - 2.10%
Amazon.com, Inc.A	16,838	3,203,598

Hotels, Restaurants & Leisure - 1.92%
DraftKings, Inc., Class AA	88,116	2,926,332

Total Consumer Discretionary		23,530,710

Financials - 13.88%
Capital Markets - 11.56%
Coinbase Global, Inc., Class AA	59,792	10,297,976
Robinhood Markets, Inc., Class AA	175,229	7,293,031

		17,591,007

Financial Services - 2.32%
Block, Inc.A	65,070	3,535,253

Total Financials		21,126,260

Health Care - 19.44%
Biotechnology - 10.97%
Beam Therapeutics, Inc.A	171,219	3,343,907
Intellia Therapeutics, Inc.A B	279,528	1,987,444
Natera, Inc.A	14,000	1,979,740
Prime Medicine, Inc.A B	1	2
Recursion Pharmaceuticals, Inc., Class AA B	582,241	3,080,055
Twist Bioscience Corp.A	104,897	4,118,256
Veracyte, Inc.A	73,584	2,181,766

		16,691,170

Health Care Equipment & Supplies - 0.32%
Cerus Corp.A	343,848	477,949

Life Sciences Tools & Services - 8.15%
10X Genomics, Inc., Class AA	284,002	2,479,337
Illumina, Inc.A	19,786	1,569,821
Pacific Biosciences of California, Inc.A B	705,660	832,679
Tempus AI, Inc.A B	155,991	7,525,006

		12,406,843

Total Health Care		29,575,962

Industrials - 3.35%
Aerospace & Defense - 2.35%
Archer Aviation, Inc., Class AA	502,937	3,575,882

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.13% (continued)
Industrials - 3.35% (continued)
Machinery - 1.00%
Deere & Co.	3,244	$1,522,571

Total Industrials		5,098,453

Information Technology - 14.52%
Semiconductors & Semiconductor Equipment - 3.54%
Advanced Micro Devices, Inc.A	24,811	2,549,082
Teradyne, Inc.	34,323	2,835,080

		5,384,162

Software - 10.98%
Gitlab, Inc., Class AA	50,919	2,393,193
PagerDuty, Inc.A	207,827	3,796,999
Palantir Technologies, Inc., Class AA	111,558	9,415,495
UiPath, Inc., Class AA	106,668	1,098,681

		16,704,368

Total Information Technology		22,088,530

Total Common Stocks (Cost $105,819,809)		134,100,433

FOREIGN COMMON STOCKS - 9.64%
Health Care - 4.89%
Biotechnology - 4.89%
CRISPR Therapeutics AGA B	218,631	7,440,013

Information Technology - 4.75%
IT Services - 4.75%
Shopify, Inc., Class AA	75,753	7,225,700

Total Foreign Common Stocks (Cost $12,158,694)		14,665,713

SHORT-TERM INVESTMENTS - 2.23% (Cost $3,393,282)
Investment Companies - 2.23%
American Beacon U.S. Government Money Market Select Fund, 4.22%C D	3,393,282	3,393,282

SECURITIES LENDING COLLATERAL - 2.63% (Cost $4,005,435)
Investment Companies - 2.63%
American Beacon U.S. Government Money Market Select Fund, 4.22%C D	4,005,435	4,005,435

TOTAL INVESTMENTS - 102.63% (Cost $125,377,220)		156,164,863
LIABILITIES, NET OF OTHER ASSETS - (2.63)%		(3,999,406)

TOTAL NET ASSETS - 100.00%		$152,165,457

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at March 31, 2025.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2025, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$134,100,433	$—	$—	$134,100,433
Foreign Common Stocks	14,665,713	—	—	14,665,713
Short-Term Investments	3,393,282	—	—	3,393,282
Securities Lending Collateral	4,005,435	—	—	4,005,435

Total Investments in Securities - Assets	$156,164,863	$—	$—	$156,164,863

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.44%
Communication Services - 20.25%
Entertainment - 11.13%
Electronic Arts, Inc.	9,115	$1,317,300
Lions Gate Entertainment Corp., Class BA	617,704	4,892,216
Walt Disney Co.	50,050	4,939,935

		11,149,451

Interactive Media & Services - 9.12%
Alphabet, Inc., Class C	26,340	4,115,098
Pinterest, Inc., Class AA	161,750	5,014,250

		9,129,348

Total Communication Services		20,278,799

Consumer Discretionary - 6.70%
Hotels, Restaurants & Leisure - 4.03%
Penn Entertainment, Inc.A	247,400	4,035,094

Leisure Products - 2.67%
Topgolf Callaway Brands Corp.A	406,100	2,676,199

Total Consumer Discretionary		6,711,293

Energy - 3.11%
Oil, Gas & Consumable Fuels - 3.11%
Devon Energy Corp.	83,320	3,116,168

Financials - 16.00%
Banks - 4.54%
Bank of America Corp.	109,000	4,548,570

Capital Markets - 4.31%
Nasdaq, Inc.	56,835	4,311,503

Financial Services - 7.15%
Berkshire Hathaway, Inc., Class BA	13,455	7,165,864

Total Financials		16,025,937

Health Care - 17.03%
Health Care Equipment & Supplies - 11.95%
Baxter International, Inc.	139,325	4,769,095
Hologic, Inc.A	20,975	1,295,626
Zimmer Biomet Holdings, Inc.	52,140	5,901,205

		11,965,926

Pharmaceuticals - 5.08%
Elanco Animal Health, Inc.A	484,700	5,089,350

Total Health Care		17,055,276

Industrials - 13.82%
Aerospace & Defense - 5.14%
L3Harris Technologies, Inc.	24,605	5,150,073

Electrical Equipment - 3.24%
Sensata Technologies Holding PLC	133,600	3,242,472

Professional Services - 5.44%
Dun & Bradstreet Holdings, Inc.	173,700	1,552,878
SS&C Technologies Holdings, Inc.	46,650	3,896,674

		5,449,552

Total Industrials		13,842,097

Information Technology - 15.29%
IT Services - 2.62%
Okta, Inc.A	24,940	2,624,187

Semiconductors & Semiconductor Equipment - 7.93%
Micron Technology, Inc.	58,215	5,058,301

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.44% (continued)
Information Technology - 15.29% (continued)
Semiconductors & Semiconductor Equipment - 7.93% (continued)
Ultra Clean Holdings, Inc.A	134,625	$2,882,321

		7,940,622

Software - 4.74%
NCR Voyix Corp.A	486,600	4,744,350

Total Information Technology		15,309,159

Materials - 6.24%
Chemicals - 1.42%
Axalta Coating Systems Ltd.A	42,820	1,420,339

Containers & Packaging - 4.82%
Graphic Packaging Holding Co.	186,200	4,833,752

Total Materials		6,254,091

Total Common Stocks (Cost $90,477,214)		98,592,820

SHORT-TERM INVESTMENTS - 2.44% (Cost $2,447,319)
Investment Companies - 2.44%
American Beacon U.S. Government Money Market Select Fund, 4.22%B C	2,447,319	2,447,319

TOTAL INVESTMENTS - 100.88% (Cost $92,924,533)		101,040,139
LIABILITIES, NET OF OTHER ASSETS - (0.88)%		(884,140)

TOTAL NET ASSETS - 100.00%		$100,155,999

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2025, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$98,592,820	$—	$—	$98,592,820
Short-Term Investments	2,447,319	—	—	2,447,319

Total Investments in Securities - Assets	$101,040,139	$—	$—	$101,040,139

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.83%
Communication Services - 15.35%
Entertainment - 15.35%
Atlanta Braves Holdings, Inc., Class CA	37,951	$1,518,420
Lions Gate Entertainment Corp., Class BA	198,626	1,573,118
Madison Square Garden Sports Corp.A	8,243	1,605,077

		4,696,615

Total Communication Services		4,696,615

Consumer Discretionary - 7.80%
Hotels, Restaurants & Leisure - 4.22%
Penn Entertainment, Inc.A	79,100	1,290,121

Leisure Products - 3.58%
Topgolf Callaway Brands Corp.A	166,100	1,094,599

Total Consumer Discretionary		2,384,720

Consumer Staples - 1.23%
Food Products - 1.23%
Ingredion, Inc.	2,793	377,642

Energy - 1.95%
Oil, Gas & Consumable Fuels - 1.95%
Devon Energy Corp.	15,943	596,268

Financials - 1.70%
Capital Markets - 1.70%
Donnelley Financial Solutions, Inc.A	11,903	520,280

Health Care - 10.88%
Health Care Equipment & Supplies - 5.58%
Hologic, Inc.A	5,000	307,353
Neogen Corp.A	161,300	1,398,471

		1,705,824

Pharmaceuticals - 5.30%
Elanco Animal Health, Inc.A	154,382	1,621,011

Total Health Care		3,326,835

Industrials - 14.32%
Aerospace & Defense - 4.58%
BWX Technologies, Inc.	14,212	1,402,014

Electrical Equipment - 3.22%
Sensata Technologies Holding PLC	40,638	986,284

Professional Services - 6.52%
Dun & Bradstreet Holdings, Inc.	160,600	1,435,764
SS&C Technologies Holdings, Inc.	6,670	557,145

		1,992,909

Total Industrials		4,381,207

Information Technology - 23.58%
Semiconductors & Semiconductor Equipment - 9.68%
MKS Instruments, Inc.	19,305	1,547,296
Ultra Clean Holdings, Inc.A	65,977	1,412,567

		2,959,863

Software - 13.90%
NCR Voyix Corp.A	144,500	1,408,875
Rapid7, Inc.A	54,200	1,436,842
Tenable Holdings, Inc.A	40,200	1,406,196

		4,251,913

Total Information Technology		7,211,776

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.83% (continued)
Materials - 16.02%
Chemicals - 11.25%
Ashland, Inc.	27,000	$1,600,830
Axalta Coating Systems Ltd.A	23,055	764,734
Ecovyst, Inc.A	173,274	1,074,299

		3,439,863

Containers & Packaging - 4.77%
Graphic Packaging Holding Co.	56,236	1,459,887

Total Materials		4,899,750

Total Common Stocks (Cost $32,524,006)		28,395,093

EXCHANGE-TRADED INSTRUMENTS - 4.01% (Cost $1,348,958)
Domestic Equity - 4.01%
SPDR S&P MidCap 400 ETF TrustB	2,300	1,227,004

FOREIGN COMMON STOCKS - 0.80% (Cost $237,670)
Communication Services - 0.80%
Entertainment - 0.80%
Lionsgate Studios Corp.A B	32,754	244,672

SHORT-TERM INVESTMENTS - 4.75% (Cost $1,453,781)
Investment Companies - 4.75%
American Beacon U.S. Government Money Market Select Fund, 4.22%C D	1,453,781	1,453,781

SECURITIES LENDING COLLATERAL - 2.89% (Cost $885,355)
Investment Companies - 2.89%
American Beacon U.S. Government Money Market Select Fund, 4.22%C D	885,355	885,355

TOTAL INVESTMENTS - 105.28% (Cost $36,449,770)		32,205,905
LIABILITIES, NET OF OTHER ASSETS - (5.28)%		(1,616,103)

TOTAL NET ASSETS - 100.00%		$30,589,802

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at March 31, 2025.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ETF - Exchange-Traded Fund.

PLC - Public Limited Company.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2025, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$28,395,093	$—	$—	$28,395,093
Exchange-Traded Instruments	1,227,004	—	—	1,227,004
Foreign Common Stocks	244,672	—	—	244,672
Short-Term Investments	1,453,781	—	—	1,453,781
Securities Lending Collateral	885,355	—	—	885,355

Total Investments in Securities - Assets	$32,205,905	$—	$—	$32,205,905

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 96.76%
CONVERTIBLE PREFERRED STOCKS - 7.76%
Financials - 3.18%
Capital Markets - 0.93%
Ares Management Corp., Series B, 6.750%, Due 10/1/2027	46,383	$2,211,541

Financial Services - 2.25%
AMG Capital Trust II, 5.150%, Due 10/15/2037	41,249	2,181,247
Apollo Global Management, Inc., 6.750%, Due 7/31/2026	43,587	3,199,737

		5,380,984

Total Financials		7,592,525

Health Care - 0.58%
Health Care Providers & Services - 0.58%
BrightSpring Health Services, Inc., 6.750%, Due 2/1/2027	20,932	1,378,791

Industrials - 0.89%
Machinery - 0.89%
Chart Industries, Inc., Series B, 6.750%, Due 12/15/2025	38,332	2,120,904

Information Technology - 1.92%
Semiconductors & Semiconductor Equipment - 0.41%
Microchip Technology, Inc., 7.500%, Due 3/15/2028A	19,841	992,050

Software - 0.66%
MicroStrategy, Inc., 8.000%, Due 12/31/2049	10,058	844,671
NCR Voyix Corp., Series A, 5.500%, PIK (in-kind rate 5.500%)B	767	743,814

		1,588,485

Technology Hardware, Storage & Peripherals - 0.85%
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	42,301	2,026,218

Total Information Technology		4,606,753

Materials - 1.05%
Chemicals - 1.05%
Albemarle Corp., 7.250%, Due 3/1/2027	45,471	1,636,501
Lyondellbasell Advanced Polymers, Inc., 6.000%B	1,026	892,620

		2,529,121

Total Materials		2,529,121

Utilities - 0.14%
Electric Utilities - 0.14%
PG&E Corp., Series A, 6.000%, Due 12/1/2027	7,704	338,976

Total Convertible Preferred Stocks (Cost $18,866,853)		18,567,070

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 96.76% (continued)
PREFERRED STOCKS - 2.03%
Financials - 2.03%
Mortgage Real Estate Investment Trusts (REITs) - 2.03%
AGNC Investment Corp.,
Series E, 9.557%, Due 4/30/2025, (3 mo. USD Term SOFR + 5.255%)C	3,313	$84,780
Series F, 6.125%, Due 4/30/2025, (3 mo. USD LIBOR + 4.697%)C	49,895	1,260,348
MFA Financial, Inc., Series C, 6.500%, Due 4/29/2025, (3 mo. USD LIBOR + 5.345%)C	54,344	1,347,731
New York Mortgage Trust, Inc.,
Series E, 11.283%, Due 5/1/2025, (3 mo. USD LIBOR + 6.429%)C	1,078	26,519
Series F, 6.875%, (1 day USD SOFR + 6.130%)B C	23,244	504,627
Redwood Trust, Inc., 10.000%, Due 4/15/2028, (5 yr. CMT + 6.278%)C	7,315	183,460
Rithm Capital Corp.,
Series B, 10.225%, Due 4/30/2025, (3 mo. USD Term SOFR + 5.902%)C	17,847	450,280
Series C, 9.554%, Due 4/30/2025, (3 mo. USD Term SOFR + 5.231%)C	39,752	998,570

		4,856,315

Total Financials		4,856,315

Total Preferred Stocks (Cost $4,674,300)		4,856,315

	Principal Amount
CONVERTIBLE OBLIGATIONS - 62.20%
Basic Materials - 0.95%
Mining - 0.95%
Centrus Energy Corp., 2.250%, Due 11/1/2030D E	$936,000	875,774
Century Aluminum Co., 2.750%, Due 5/1/2028E	1,136,000	1,381,944

		2,257,718

Total Basic Materials		2,257,718

Communications - 7.00%
Internet - 3.06%
Airbnb, Inc., Due 3/15/2026E F	791,000	755,009
fuboTV, Inc., 3.250%, Due 2/15/2026E	1,260,000	1,219,050
Snap, Inc., 0.125%, Due 3/1/2028E	2,703,000	2,289,441
Upwork, Inc., 0.250%, Due 8/15/2026E	326,000	303,596
Ziff Davis, Inc.,
1.750%, Due 11/1/2026	959,000	898,463
3.625%, Due 3/1/2028D E	1,020,000	947,325
Zillow Group, Inc., 2.750%, Due 5/15/2025E	841,000	872,958

		7,285,842

Media - 3.63%
Liberty Broadband Corp., 3.125%, Due 3/31/2053D G	2,318,000	2,320,318
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028E	3,510,000	3,638,859
Sphere Entertainment Co., 3.500%, Due 12/1/2028	2,265,000	2,725,928

		8,685,105

Telecommunications - 0.31%
AST SpaceMobile, Inc., 4.250%, Due 3/1/2032D E	634,000	743,048

Total Communications		16,713,995

Consumer, Cyclical - 6.52%
Entertainment - 3.00%
DraftKings Holdings, Inc., Due 3/15/2028E F	1,511,000	1,315,325
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029E	3,026,000	4,204,627
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027E	1,801,000	1,665,925

		7,185,877

Leisure Time - 3.26%
NCL Corp. Ltd., 2.500%, Due 2/15/2027E	2,222,000	2,193,114
Peloton Interactive, Inc., Due 2/15/2026F	690,000	651,188
Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025E	854,000	3,530,009

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 96.76% (continued)
CONVERTIBLE OBLIGATIONS - 62.20% (continued)
Consumer, Cyclical - 6.52% (continued)
Leisure Time - 3.26% (continued)
Sabre GLBL, Inc., 4.000%, Due 4/15/2025	$1,423,000	$1,415,207

		7,789,518

Retail - 0.26%
Cheesecake Factory, Inc., 2.000%, Due 3/15/2030D	641,000	612,956

Total Consumer, Cyclical		15,588,351

Consumer, Non-Cyclical - 14.22%
Biotechnology - 0.87%
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029E	2,327,000	2,086,155

Commercial Services - 1.78%
Affirm Holdings, Inc., Due 11/15/2026E F	1,394,000	1,281,698
Alarm.com Holdings, Inc., 2.250%, Due 6/1/2029D E	399,000	384,237
Block, Inc., 0.250%, Due 11/1/2027E	1,722,000	1,515,360
Repay Holdings Corp., Due 2/1/2026D E F	1,118,000	1,067,692

		4,248,987

Health Care - Products - 6.59%
CONMED Corp., 2.250%, Due 6/15/2027E	2,849,000	2,675,211
Enovis Corp., 3.875%, Due 10/15/2028E	2,893,000	2,953,753
Exact Sciences Corp., 0.375%, Due 3/15/2027E	2,010,000	1,845,180
Haemonetics Corp.,
Due 3/1/2026F	1,745,000	1,665,435
2.500%, Due 6/1/2029D	1,927,000	1,829,686
Integer Holdings Corp., 1.875%, Due 3/15/2030D	1,054,000	1,062,432
LeMaitre Vascular, Inc., 2.500%, Due 2/1/2030D E	1,402,000	1,398,495
Omnicell, Inc., 1.000%, Due 12/1/2029D E	2,512,000	2,352,488

		15,782,680

Health Care - Services - 0.59%
Teladoc Health, Inc., 1.250%, Due 6/1/2027	1,540,000	1,410,639

Household Products/Wares - 0.92%
Spectrum Brands, Inc., 3.375%, Due 6/1/2029D E	2,318,000	2,201,973

Pharmaceuticals - 3.47%
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029E	2,639,000	2,835,276
Dexcom, Inc., 0.375%, Due 5/15/2028E	552,000	491,832
Jazz Investments I Ltd., 3.125%, Due 9/15/2030D E	1,273,000	1,411,121
Mirum Pharmaceuticals, Inc., 4.000%, Due 5/1/2029E	1,888,000	3,064,224
Pacira BioSciences, Inc., 2.125%, Due 5/15/2029D E	521,000	506,757

		8,309,210

Total Consumer, Non-Cyclical		34,039,644

Energy - 1.20%
Energy - Alternate Sources - 1.20%
Enphase Energy, Inc., Due 3/1/2028E F	983,000	832,601
Fluence Energy, Inc., 2.250%, Due 6/15/2030D E	1,588,000	930,558
XPLR Infrastructure LP, Due 11/15/2025D F	1,137,000	1,097,205

		2,860,364

Total Energy		2,860,364

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 96.76% (continued)
CONVERTIBLE OBLIGATIONS - 62.20% (continued)
Financial - 14.71%
Diversified Financial Services - 3.74%
EZCORP, Inc.,
2.375%, Due 5/1/2025	$594,000	$591,327
3.750%, Due 12/15/2029D E	613,000	903,256
LendingTree, Inc., 0.500%, Due 7/15/2025	3,042,000	2,981,160
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1,687,000	1,571,019
WisdomTree, Inc., 5.750%, Due 8/15/2028E	2,479,000	2,869,443

		8,916,205

Investment Companies - 0.81%
Capital Southwest Corp., 5.125%, Due 11/15/2029E	1,099,000	1,066,717
MARA Holdings, Inc.,
Due 6/1/2031D F	585,000	417,105
2.125%, Due 9/1/2031D E	578,000	458,806

		1,942,628

Private Equity - 0.92%
HAT Holdings I LLC/HAT Holdings II LLC, Due 5/1/2025D F	2,020,000	2,203,820

REITS - 9.24%
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	1,783,000	1,774,085
Blackstone Mortgage Trust, Inc., 5.500%, Due 3/15/2027	2,991,000	2,898,279
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026E	2,915,000	2,724,068
PennyMac Corp.,
5.500%, Due 3/15/2026	3,766,000	3,726,457
8.500%, Due 6/1/2029D	525,000	545,475
Redwood Trust, Inc., 7.750%, Due 6/15/2027, Series REOPE	4,500,000	4,430,250
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026E	1,825,000	1,740,767
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	4,310,000	4,266,900

		22,106,281

Total Financial		35,168,934

Industrial - 4.71%
Electronics - 1.48%
Applied Optoelectronics, Inc., 2.750%, Due 1/15/2030E	1,183,000	919,973
Mesa Laboratories, Inc., 1.375%, Due 8/15/2025	970,000	942,116
OSI Systems, Inc., 2.250%, Due 8/1/2029D E	1,402,000	1,706,454

		3,568,543

Environmental Control - 0.96%
Tetra Tech, Inc., 2.250%, Due 8/15/2028	2,241,000	2,308,902

Transportation - 1.07%
Air Transport Services Group, Inc., 3.875%, Due 8/15/2029E	2,564,000	2,554,000

Trucking & Leasing - 1.20%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028E	2,592,000	2,867,789

Total Industrial		11,299,234

Technology - 9.56%
Computers - 2.60%
Lumentum Holdings, Inc., 0.500%, Due 6/15/2028E	1,272,000	1,172,148
Parsons Corp., 2.625%, Due 3/1/2029	1,320,000	1,315,380
Rapid7, Inc., 1.250%, Due 3/15/2029E	991,000	849,228
Western Digital Corp., 3.000%, Due 11/15/2028	2,256,000	2,901,216

		6,237,972

Software - 6.96%
Bentley Systems, Inc., 0.375%, Due 7/1/2027E	2,300,000	2,083,800
CSG Systems International, Inc., 3.875%, Due 9/15/2028E	2,633,000	2,838,374

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 96.76% (continued)
CONVERTIBLE OBLIGATIONS - 62.20% (continued)
Technology - 9.56% (continued)
Software - 6.96% (continued)
Dayforce, Inc., 0.250%, Due 3/15/2026E	$2,280,000	$2,177,400
Evolent Health, Inc., 3.500%, Due 12/1/2029	1,320,000	1,072,936
Jamf Holding Corp., 0.125%, Due 9/1/2026E	1,452,000	1,363,112
MicroStrategy, Inc., Due 12/1/2029D E F	1,080,000	870,480
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029D E	794,000	877,370
Progress Software Corp., 3.500%, Due 3/1/2030	2,135,000	2,241,750
PROS Holdings, Inc., 2.250%, Due 9/15/2027E	1,069,000	1,001,119
Veradigm, Inc., 0.875%, Due 1/1/2027E	451,000	479,847
Verint Systems, Inc., 0.250%, Due 4/15/2026E	1,717,000	1,624,282

		16,630,470

Total Technology		22,868,442

Utilities - 3.33%
Electric - 3.33%
CenterPoint Energy, Inc., 4.250%, Due 8/15/2026E	2,237,000	2,420,434
Duke Energy Corp., 4.125%, Due 4/15/2026E	2,263,000	2,452,639
PG&E Corp., 4.250%, Due 12/1/2027	2,956,000	3,123,014

		7,996,087

Total Utilities		7,996,087

Total Convertible Obligations (Cost $147,336,547)		148,792,769

FOREIGN CONVERTIBLE OBLIGATIONS - 4.42%
Basic Materials - 2.36%
Mining - 2.36%
Equinox Gold Corp., 4.750%, Due 10/15/2028E	2,440,000	3,222,264
First Majestic Silver Corp., 0.375%, Due 1/15/2027E	1,442,000	1,348,270
Fortuna Mining Corp., 3.750%, Due 6/30/2029D E	877,000	1,060,732

		5,631,266

Total Basic Materials		5,631,266

Consumer, Cyclical - 0.40%
Auto Parts & Equipment - 0.40%
indie Semiconductor, Inc., 4.500%, Due 11/15/2027D E	1,164,000	955,208

Consumer, Non-Cyclical - 0.90%
Pharmaceuticals - 0.90%
Ascendis Pharma AS, 2.250%, Due 4/1/2028E	1,812,000	2,147,501

Energy - 0.41%
Oil & Gas - 0.41%
Kosmos Energy Ltd., 3.125%, Due 3/15/2030	1,293,000	988,712

Financial - 0.35%
Diversified Financial Services - 0.35%
Qifu Technology, Inc., 0.500%, Due 4/1/2030D	828,000	838,764

Total Foreign Convertible Obligations (Cost $10,427,614)		10,561,451

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 96.76% (continued)
SHORT TERM INVESTMENTS - 20.35% (Cost $48,687,616)
Investment Companies - 20.35%
American Beacon U.S. Government Money Market Select Fund, 4.22%H I	48,687,616	$48,687,616

Total Securities Held Long (Cost $229,992,930)		231,465,221

SECURITIES SOLD SHORT - (23.01%)
Common Stocks - (23.01%)
Communication Services - (2.74%)
Diversified Telecommunication Services - (0.19%)
AST SpaceMobile, Inc.A	(19,972)	(454,163)

Entertainment - (1.85%)
Live Nation Entertainment, Inc.A	(21,921)	(2,862,444)
Sphere Entertainment Co.A	(47,873)	(1,566,405)

		(4,428,849)

Interactive Media & Services - (0.03%)
Snap, Inc., Class AA	(3,180)	(27,698)
Ziff Davis, Inc.A	(1,327)	(49,868)

		(77,566)

Media - (0.67%)
Charter Communications, Inc., Class AA	(1,089)	(401,329)
Sirius XM Holdings, Inc.	(52,759)	(1,189, 452)

		(1,590,781)

Total Communication Services		(6,551,359)

Consumer Discretionary - (1.80%)
Hotels, Restaurants & Leisure - (1.80%)
Airbnb, Inc., Class AA	(83)	(9,915)
Cheesecake Factory, Inc.	(4,551)	(221,452)
DraftKings, Inc., Class AA	(4,300)	(142,803)
Marriott Vacations Worldwide Corp.	(987)	(63,405)
Norwegian Cruise Line Holdings Ltd.A	(19,343)	(366,743)
Royal Caribbean Cruises Ltd.	(17,011)	(3,494,740)

		(4,299,058)

Total Consumer Discretionary		(4,299,058)

Consumer Staples - (0.22%)
Household Products - (0.22%)
Spectrum Brands Holdings, Inc.	(7,245)	(518,380)

Energy - (0.29%)
Oil, Gas & Consumable Fuels - (0.29%)
Centrus Energy Corp., Class AA	(7,741)	(481,568)
Kosmos Energy Ltd.A	(99,177)	(226,123)

		(707,691)

Total Energy		(707,691)

Financials - (3.35%)
Capital Markets - (1.74%)
Affiliated Managers Group, Inc.	(6,359)	(1,068,503)
ARES Management Corp., Class A	(11,199)	(1,641,885)
WisdomTree, Inc.	(161,840)	(1,443,613)

		(4,154,001)

Consumer Finance - (0.44%)
EZCORP, Inc., Class AA	(45,979)	(676,811)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (23.01%) (continued)
Common Stocks - (23.01%) (continued)
Financials - (3.35%) (continued)
Consumer Finance - (0.44%) (continued)
Qifu Technology, Inc.	(8,597)	$(386,091)

		(1,062,902)

Financial Services - (1.17%)
Apollo Global Management, Inc.	(20,218)	(2,768,653)
Block, Inc.A	(376)	(20,428)

		(2,789,081)

Total Financials		(8,005,984)

Health Care - (4.59%)
Biotechnology - (1.58%)
Ascendis Pharma ASA	(6,981)	(1,088,059)
Bridgebio Pharma, Inc.A	(8,769)	(303,144)
Exact Sciences Corp.A	(2,793)	(120,909)
Mirum Pharmaceuticals, Inc.A	(50,563)	(2,277,863)

		(3,789,975)

Health Care Equipment & Supplies - (1.48%)
CONMED Corp.	(2,771)	(167,341)
Dexcom, Inc.A	(1,046)	(71,431)
Enovis Corp.A	(22,363)	(854,490)
Haemonetics Corp.A	(7,574)	(481,328)
Integer Holdings Corp.A	(4,146)	(489,269)
LeMaitre Vascular, Inc.	(6,583)	(552,314)
Omnicell, Inc.A	(26,527)	(927,384)

		(3,543,557)

Health Care Providers & Services - (0.50%)
BrightSpring Health Services, Inc.A	(65,936)	(1,192,782)

Health Care Technology - (0.04%)
Evolent Health, Inc., Class AA	(8,725)	(82,626)

Pharmaceuticals - (0.99%)
Collegium Pharmaceutical, Inc.A	(48,801)	(1,456,710)
Jazz Pharmaceuticals PLCA	(5,807)	(720,939)
Pacira BioSciences, Inc.A	(8,080)	(200,788)

		(2,378,437)

Total Health Care		(10,987,377)

Industrials - (2.81%)
Air Freight & Logistics - (0.30%)
Air Transport Services Group, Inc.A	(32,089)	(720,077)

Commercial Services & Supplies - (0.35%)
Tetra Tech, Inc.	(28,439)	(831,841)

Electrical Equipment - (0.07%)
Fluence Energy, Inc.A	(37,223)	(180,531)

Machinery - (1.39%)
Chart Industries, Inc.A	(12,330)	(1,779,959)
Greenbrier Cos., Inc.	(29,993)	(1,536,241)

		(3,316,200)

Professional Services - (0.70%)
CSG Systems International, Inc.	(22,277)	(1,347,090)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (23.01%) (continued)
Common Stocks - (23.01%) (continued)
Industrials - (2.81%) (continued)
Professional Services - (0.70%) (continued)
Parsons Corp.A	(5,478)	$(324,353)

		(1,671,443)

Total Industrials		(6,720,092)

Information Technology - (3.54%)
Communications Equipment - (0.21%)
Applied Optoelectronics, Inc.A	(17,777)	(272,877)
Lumentum Holdings, Inc.A	(3,572)	(222,678)

		(495,555)

Electronic Equipment, Instruments & Components - (0.46%)
OSI Systems, Inc.A	(5,653)	(1,098,604)

Semiconductors & Semiconductor Equipment - (0.31%)
Enphase Energy, Inc.A	(351)	(21,780)
indie Semiconductor, Inc., Class AA	(53,835)	(109,554)
Microchip Technology, Inc.	(12,698)	(614,710)

		(746,044)

Software - (1.24%)
Alarm.com Holdings, Inc.A	(2,408)	(134,005)
Bentley Systems, Inc., Class B	(4,824)	(189,776)
MARA Holdings, Inc.A	(33,157)	(381,306)
MicroStrategy, Inc., Class AA	(938)	(270,397)
NCR Voyix Corp.A	(24,320)	(237,120)
Pagaya Technologies Ltd., Class AA	(42,549)	(445,914)
Progress Software Corp.	(19,490)	(1,003,930)
PROS Holdings, Inc.A	(8,970)	(170,699)
Rapid7, Inc.A	(5,380)	(142,624)

		(2,975,771)

Technology Hardware, Storage & Peripherals - (1.32%)
Hewlett Packard Enterprise Co.	(94,791)	(1,462,625)
Sandisk Corp.A	(2,134)	(101,600)
Western Digital Corp.A	(39,359)	(1,591,284)

		(3,155,509)

Total Information Technology		(8,471,483)

Materials - (1.93%)
Chemicals - (0.51%)
Albemarle Corp.	(16,958)	(1,221,315)

Metals & Mining - (1.42%)
Century Aluminum Co.A	(40,289)	(747,764)
Equinox Gold Corp.A	(295,476)	(2,032,875)
First Majestic Silver Corp.	(9,115)	(60,980)
Fortuna Mining Corp.A	(91,793)	(559,937)

		(3,401,556)

Total Materials		(4,622,871)

Real Estate - (0.34%)
Hotel & Resort REITs - (0.07%)
Pebblebrook Hotel Trust	(11,712)	(118,642)
Summit Hotel Properties, Inc.	(9,182)	(49,675)

		(168,317)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (23.01%) (continued)
Common Stocks - (23.01%) (continued)
Real Estate - (0.34%) (continued)
Real Estate Management & Development - (0.27%)
Zillow Group, Inc., Class CA	(9,391)	$(643,847)

Total Real Estate		(812,164)

Utilities - (1.40%)
Electric Utilities - (0.95%)
Duke Energy Corp.	(9,710)	(1,184,329)
PG&E Corp.	(63,040)	(1,083,027)

		(2,267,356)

Multi-Utilities - (0.45%)
CenterPoint Energy, Inc.	(30,121)	(1,091,284)

Total Utilities		(3,358,640)

Total Common Stocks (Proceeds $(51,967,060))		(55,055,099)

Total Securities Sold Short (Proceeds $(51,967,060))		(55,055,099)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITITES SOLD SHORT) - 96.76% (Cost $229,992,930)		231,465,221
TOTAL SECURITIES SOLD SHORT - (23.01)% (Proceeds $(51,967,060))		(55,055,099)
OTHER ASSETS, NET OF LIABILITIES - 26.25%		62,809,744

NET ASSETS - 100.00%		$239,219,866

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2025.

D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $30,579,535 or 12.78% of net assets. The Fund has no right to demand registration of these securities.

E	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $106,956,346 or 44.71% of net assets.
F	Zero coupon bond.
G	Callable security.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2025, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$—	$18,567,070	$—	$18,567,070
Preferred Stocks	4,168,228	688,087	—	4,856,315
Convertible Obligations	—	148,792,769	—	148,792,769

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Convertible Obligations	$—	$10,561,451	$—	$10,561,451
Short-Term Investments	48,687,616	—	—	48,687,616

Total Investments in Securities - Assets	$52,855,844	$178,609,377	$—	$231,465,221

Liabilities
Common Stocks (Sold Short)	$(55,055,099)	$—	$—	$(55,055,099)

Total Investments in Securities - Liabilities	$(55,055,099)	$—	$—	$(55,055,099)

Total Investments in Securities	$(2,199,255)	$178,609,377	$—	$176,410,122

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 9.48%
Communications - 0.88%
Internet - 0.35%
Uber Technologies, Inc.,
4.500%, Due 8/15/2029A	$	795,000	$779,851
4.800%, Due 9/15/2034		780,000	758,085

			1,537,936

Telecommunications - 0.53%
T-Mobile USA, Inc.,
5.050%, Due 7/15/2033		640,000	634,482
4.700%, Due 1/15/2035		1,780,000	1,708,221

			2,342,703

Total Communications			3,880,639

Consumer, Cyclical - 0.39%
Auto Manufacturers - 0.20%
Stellantis NV,
4.250%, Due 6/16/2031B	EUR	450,000	493,560
2.750%, Due 4/1/2032B		400,000	395,386

			888,946

Auto Parts & Equipment - 0.19%
American Axle & Manufacturing, Inc., 5.000%, Due 10/1/2029	$	960,000	826,365

Total Consumer, Cyclical			1,715,311

Consumer, Non-Cyclical - 0.79%
Commercial Services - 0.59%
United Rentals North America, Inc.,
6.000%, Due 12/15/2029A		1,690,000	1,715,781
6.125%, Due 3/15/2034A		875,000	874,865

			2,590,646

Cosmetics/Personal Care - 0.03%
Prestige Brands, Inc., 5.125%, Due 1/15/2028A		155,000	152,108

Health Care - Services - 0.17%
HCA, Inc.,
3.500%, Due 9/1/2030		115,000	106,585
5.500%, Due 6/1/2033		620,000	620,901

			727,486

Total Consumer, Non-Cyclical			3,470,240

Energy - 3.05%
Oil & Gas - 0.72%
BP Capital Markets PLC,
4.250%, Due 3/22/2027, (5 yr. U.K. Government Bond + 3.887%)B C D	GBP	1,000,000	1,252,545
3.625%, Due 3/22/2029, (5 yr. EUR Swap + 3.780%)B C D	EUR	1,200,000	1,266,742
4.375%, Due 8/19/2031, (5 yr. EUR Swap + 2.220%)B C D		600,000	635,804

			3,155,091

Pipelines - 2.33%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375%, Due 6/15/2029A	$	625,000	610,853
6.625%, Due 2/1/2032A		435,000	441,824
Cheniere Energy, Inc., 5.650%, Due 4/15/2034		1,735,000	1,752,599
Kinetik Holdings LP,
6.625%, Due 12/15/2028A		100,000	101,681
5.875%, Due 6/15/2030A		1,225,000	1,211,257
ONEOK, Inc.,
5.625%, Due 1/15/2028A		208,000	211,467
5.375%, Due 6/1/2029		500,000	507,012

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 9.48% (continued)
Energy - 3.05% (continued)
Pipelines - 2.33% (continued)
Plains All American Pipeline LP/PAA Finance Corp.,
3.800%, Due 9/15/2030	$	180,000	$169,267
5.700%, Due 9/15/2034		1,575,000	1,586,799
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.375%, Due 2/15/2029A		535,000	537,370
6.000%, Due 9/1/2031A		500,000	472,962
Targa Resources Corp.,
6.125%, Due 3/15/2033		280,000	291,652
6.500%, Due 3/30/2034		600,000	639,211
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6.875%, Due 1/15/2029		200,000	204,499
4.875%, Due 2/1/2031		650,000	635,642
Williams Cos., Inc., 5.600%, Due 3/15/2035		900,000	914,642

			10,288,737

Total Energy			13,443,828

Financial - 2.23%
Banks - 0.37%
Dresdner Funding Trust I, 8.151%, Due 6/30/2031B		800,000	876,409
Morgan Stanley, 5.213%, Due 10/24/2035, (1 day GBP SONIA + 1.456%)C	GBP	600,000	746,890

			1,623,299

Diversified Financial Services - 0.56%
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A	$	660,000	695,217
Encore Capital Group, Inc.,
7.035%, Due 1/15/2028, (3 mo. EURIBOR + 4.250%)B C	EUR	680,000	738,048
4.250%, Due 6/1/2028B	GBP	500,000	610,352
9.250%, Due 4/1/2029A	$	440,000	460,795

			2,504,412

REITS - 1.30%
Digital Dutch Finco BV,
1.500%, Due 3/15/2030B	EUR	400,000	393,615
1.000%, Due 1/15/2032B		300,000	268,660
3.875%, Due 9/13/2033B		200,000	211,760
Digital Intrepid Holding BV, 0.625%, Due 7/15/2031B		900,000	805,680
Equinix Europe 2 Financing Corp. LLC, 3.650%, Due 9/3/2033		2,065,000	2,189,343
Equinix, Inc.,
3.900%, Due 4/15/2032	$	100,000	93,066
1.000%, Due 3/15/2033	EUR	200,000	176,325
VICI Properties LP, 5.750%, Due 4/1/2034	$	1,590,000	1,598,002

			5,736,451

Total Financial			9,864,162

Industrial - 1.65%
Aerospace/Defense - 0.95%
Hexcel Corp., 5.875%, Due 2/26/2035		1,090,000	1,109,837
Howmet Aerospace, Inc., 5.950%, Due 2/1/2037		1,930,000	2,016,944
TransDigm, Inc., 6.000%, Due 1/15/2033A		1,105,000	1,084,741

			4,211,522

Building Materials - 0.32%
Quikrete Holdings, Inc., 6.375%, Due 3/1/2032A		1,400,000	1,408,218

Packaging & Containers - 0.38%
Berry Global, Inc., 5.650%, Due 1/15/2034		1,645,000	1,663,798

Total Industrial			7,283,538

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 9.48% (continued)
Technology - 0.49%
Semiconductors - 0.13%
Broadcom, Inc., 3.137%, Due 11/15/2035A	$	700,000	$579,994

Software - 0.36%
MSCI, Inc.,
3.625%, Due 9/1/2030A		200,000	184,985
3.875%, Due 2/15/2031A		1,225,000	1,138,357
3.250%, Due 8/15/2033A		300,000	258,052

			1,581,394

Total Technology			2,161,388

Total Corporate Obligations (Cost $41,849,437)			41,819,106

FOREIGN CONVERTIBLE OBLIGATIONS - 0.35% (Cost $1,472,697)
Financial - 0.35%
Banks - 0.35%
BNP Paribas Fortis SA, 4.456%, Due 12/29/2049B C D	EUR	1,500,000	1,557,200

FOREIGN CORPORATE OBLIGATIONS - 46.62%
Basic Materials - 0.45%
Chemicals - 0.14%
Sociedad Quimica y Minera de Chile SA,
6.500%, Due 11/7/2033B	$	390,000	410,336
6.500%, Due 11/7/2033A		200,000	210,429

			620,765

Forest Products & Paper - 0.31%
Inversiones CMPC SA, 6.125%, Due 2/26/2034B		1,005,000	1,019,166
Suzano Austria GmbH,
3.750%, Due 1/15/2031		185,000	166,986
3.125%, Due 1/15/2032		195,000	166,072

			1,352,224

Total Basic Materials			1,972,989

Communications - 1.69%
Media - 0.27%
Virgin Media Secured Finance PLC,
5.250%, Due 5/15/2029A	GBP	600,000	721,377
4.250%, Due 1/15/2030B		400,000	449,529

			1,170,906

Telecommunications - 1.42%
Altice France SA, 5.500%, Due 1/15/2028A	$	200,000	159,793
Koninklijke KPN NV, 0.875%, Due 11/15/2033B	EUR	1,400,000	1,216,460
Network i2i Ltd., 3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A C D	$	300,000	293,671
Sable International Finance Ltd., 7.125%, Due 10/15/2032A		869,000	833,067
Telefonica Emisiones SA,
4.183%, Due 11/21/2033B	EUR	700,000	773,150
3.724%, Due 1/23/2034B		900,000	955,343
Telefonica Europe BV, 5.752%, Due 1/15/2032, (8 yr. EURIBOR ICE Swap + 3.121%)B C D		800,000	897,661
Vodafone Group PLC,
3.000%, Due 8/27/2080, (5 yr. EUR Swap + 3.477%)B C		800,000	805,581
8.000%, Due 8/30/2086, (5 yr. U.K. Government Bond + 3.837%)B C	GBP	250,000	344,897

			6,279,623

Total Communications			7,450,529

Consumer, Cyclical - 2.32%
Auto Manufacturers - 0.19%
Volkswagen International Finance NV,
3.875%, Due 6/14/2027, (10 yr. EUR Swap + 3.370%)B C D	EUR	200,000	212,491
4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)B C D		600,000	642,330

			854,821

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.62% (continued)
Consumer, Cyclical - 2.32% (continued)
Entertainment - 0.91%
Cirsa Finance International SARL, 6.500%, Due 3/15/2029B	EUR	700,000	$785,899
CPUK Finance Ltd.,
4.500%, Due 8/28/2027B	GBP	700,000	864,871
5.876%, Due 8/28/2027B		600,000	782,367
3.690%, Due 2/28/2047B		200,000	243,487
Inter Media & Communication SpA, 6.750%, Due 2/9/2027B	EUR	1,227,694	1,344,099

			4,020,723

Home Builders - 0.17%
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	757,611

Leisure Time - 0.36%
Deuce Finco PLC, 7.251%, Due 6/15/2027, (3 mo. EURIBOR + 4.750%)B C	EUR	400,000	434,362
Pinnacle Bidco PLC, 10.000%, Due 10/11/2028B	GBP	830,000	1,133,104

			1,567,466

Retail - 0.69%
1011778 BC ULC/New Red Finance, Inc.,
3.500%, Due 2/15/2029A	$	375,000	346,521
6.125%, Due 6/15/2029A		425,000	427,631
Duomo Bidco SpA, 6.910%, Due 7/15/2031, (3 mo. EURIBOR + 4.125%)A C	EUR	900,000	978,815
Punch Finance PLC,
6.125%, Due 6/30/2026B	GBP	900,000	1,155,308
6.125%, Due 6/30/2026A		100,000	128,368

			3,036,643

Total Consumer, Cyclical			10,237,264

Consumer, Non-Cyclical - 1.69%
Commercial Services - 0.71%
AA Bond Co. Ltd.,
6.500%, Due 1/31/2026A		185,146	238,553
3.250%, Due 7/31/2050B		200,000	235,978
7.375%, Due 7/31/2050B		800,000	1,073,361
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.500%, Due 1/15/2031B		300,000	412,013
La Financiere Atalian, 8.500%, Due 6/30/2028, Cash (3.500%) or PIK (in-kind rate 5.000%)A	EUR	135,430	63,207
RAC Bond Co. PLC,
5.250%, Due 11/4/2046B	GBP	400,000	496,474
5.250%, Due 11/4/2046A		500,000	620,592

			3,140,178

Food - 0.83%
Bimbo Bakeries USA, Inc., 5.375%, Due 1/9/2036B	$	1,125,000	1,106,803
BRF SA, 4.875%, Due 1/24/2030B		200,000	189,237
La Doria SpA, 7.115%, Due 11/12/2029, (3 mo. EURIBOR + 4.500%)B C	EUR	350,000	379,023
Tesco Corporate Treasury Services PLC,
5.125%, Due 5/22/2034B	GBP	900,000	1,097,126
5.500%, Due 2/27/2035B		700,000	871,116

			3,643,305

Private Equity - 0.15%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.500%, Due 1/15/2031A		480,000	659,221

Total Consumer, Non-Cyclical			7,442,704

Energy - 0.31%
Oil & Gas - 0.31%
Guara Norte SARL, 5.198%, Due 6/15/2034A	$	878,515	823,257
OEG Finance PLC, 7.250%, Due 9/27/2029A	EUR	500,000	557,618

			1,380,875

Total Energy			1,380,875

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.62% (continued)
Financial - 38.91%
Banks - 22.25%
Abanca Corp. Bancaria SA, 10.625%, Due 7/14/2028, (5 yr. EUR Swap + 7.643%)B C D	EUR	1,000,000	$1,250,253
ABN AMRO Bank NV, 6.375%, Due 9/22/2034, (5 yr. EUR Swap + 3.902%)B C D		1,300,000	1,414,475
AIB Group PLC, 6.000%, Due 7/14/2031, (5 yr. EURIBOR ICE Swap + 3.705%)B C D		1,600,000	1,686,827
Banco Bilbao Vizcaya Argentaria SA,
8.375%, Due 6/21/2028, (5 yr. EURIBOR ICE Swap + 5.544%)B C D		1,000,000	1,189,430
8.250%, Due 11/30/2033, (5 yr. U.K. Government Bond + 3.600%)B C	GBP	1,000,000	1,388,243
Banco de Sabadell SA,
5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)B C D	EUR	1,800,000	1,966,947
5.000%, Due 5/19/2027, (5 yr. EUR Swap + 5.171%)B C D		1,200,000	1,286,206
Banco Santander SA,
4.375%, Due 1/14/2026, (5 yr. EUR Swap + 4.534%)B C D		1,000,000	1,076,272
3.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 3.760%)B C D		3,200,000	3,110,683
5.750%, Due 8/23/2033, (5 yr. EUR Swap + 2.850%)B C		1,600,000	1,837,967
Bank of Ireland Group PLC,
6.375%, Due 3/10/2030, (5 yr. EURIBOR ICE Swap + 4.026%)B C D		2,200,000	2,402,714
6.750%, Due 3/1/2033, (5 yr. EUR Swap + 4.150%)B C		540,000	629,563
Barclays PLC,
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,601,769
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)C D		$530,000	477,573
9.250%, Due 9/15/2028, (5 yr. GBP Swap + 5.639%)C D	GBP	1,100,000	1,504,433
8.500%, Due 6/15/2030, (5 yr. GBP Swap + 4.881%)C D		2,100,000	2,784,342
BAWAG Group AG,
5.125%, Due 10/1/2025, (5 yr. EUR Swap + 5.546%)B C D	EUR	1,000,000	1,077,753
7.250%, Due 9/18/2029, (5 yr. EURIBOR ICE Swap + 5.052%)B C D		2,000,000	2,210,447
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B C		$200,000	190,090
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B C		400,000	385,030
8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)A C		700,000	713,264
Belfius Bank SA, 6.125%, Due 5/6/2031, (5 yr. EUR Swap + 3.928%)B C D	EUR	1,000,000	1,076,117
BNP Paribas SA,
4.500%, Due 2/25/2030, (5 yr. CMT + 2.944%)B C D		$1,900,000	1,649,226
7.375%, Due 6/11/2030, (5 yr. EURIBOR ICE Swap + 4.631%)B C D	EUR	1,800,000	2,089,535
2.500%, Due 3/31/2032, (5 yr. EURIBOR ICE Swap + 1.600%)B C		400,000	425,249
2.588%, Due 8/12/2035, (5 yr. CMT + 2.050%)B C		$800,000	687,255
BPCE SA,
5.936%, Due 5/30/2035, (1 day USD SOFR + 1.850%)B C		1,000,000	1,004,480
2.125%, Due 10/13/2046, NC10, (5 yr. EUR Swap + 2.050%)B C	EUR	800,000	751,374
CaixaBank SA,
3.625%, Due 9/14/2028, (5 yr. EUR Swap + 3.857%)B C D		2,600,000	2,582,955
7.500%, Due 1/16/2030, (5 yr. EURIBOR ICE Swap + 5.295%)B C D		400,000	466,040
6.250%, Due 2/23/2033, (5 yr. EUR Swap + 3.550%)B C		600,000	693,592
Co-Operative Bank Holdings PLC, 5.579%, Due 9/19/2028, (1 yr. GBP Swap + 2.083%)B C	GBP	500,000	648,715
Commerzbank AG,
7.875%, Due 10/9/2031, (5 yr. EURIBOR ICE Swap + 5.129%)B C D	EUR	800,000	940,519
6.500%, Due 12/6/2032, (5 yr. EURIBOR ICE Swap + 4.300%)B C		1,000,000	1,156,106
4.125%, Due 2/20/2037, (5 yr. EURIBOR ICE Swap + 1.950%)B C		1,000,000	1,062,995
Cooperatieve Rabobank UA, 4.875%, Due 6/29/2029, (5 yr. EUR Swap + 3.717%)B C D		1,000,000	1,053,498
Credit Agricole SA,
7.500%, Due 6/23/2026, (5 yr. GBP SONIA Linked ICE Swap + 4.812%)A C D	GBP	800,000	1,042,638
1.874%, Due 12/9/2031, (5 yr. U.K. Government Bond + 1.500%)B C		1,200,000	1,459,263
6.700%, Due 9/23/2034, (5 yr. USD SOFR ICE Swap + 3.596%)A C D		$1,600,000	1,539,007
Danske Bank AS, 4.375%, Due 5/18/2026, (5 yr. CMT + 3.387%)B C D		950,000	927,280
Deutsche Bank AG,
8.125%, Due 10/30/2029, (5 yr. EURIBOR ICE Swap + 5.261%)B C D	EUR	1,000,000	1,138,068
7.375%, Due 10/30/2031, (5 yr. EURIBOR ICE Swap + 5.112%)B C D		1,800,000	1,968,259
4.500%, Due 7/12/2035, (3 mo. EURIBOR + 1.700%)B C		1,100,000	1,218,702
Erste Group Bank AG, 4.250%, Due 10/15/2027, (5 yr. EUR Swap + 4.646%)B C D		2,200,000	2,311,519
HSBC Holdings PLC,
5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)C D	GBP	1,319,000	1,693,169
6.364%, Due 11/16/2032, (5 yr. EUR Swap + 3.300%)B C	EUR	1,100,000	1,272,782
5.874%, Due 11/18/2035, (1 day USD SOFR + 1.900%)C		$600,000	594,644

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.62% (continued)
Financial - 38.91% (continued)
Banks - 22.25% (continued)
ING Groep NV,
3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)C D	$	1,900,000	$1,741,305
4.250%, Due 8/26/2035, (5 yr. EUR Swap + 1.780%)B C	EUR	900,000	982,014
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 yr. EUR Swap + 6.086%)B C D		1,900,000	2,072,508
8.505%, Due 9/20/2032B	GBP	1,991,000	2,894,592
6.184%, Due 2/20/2034, (5 yr. EURIBOR ICE Swap + 3.250%)B C	EUR	1,000,000	1,165,187
Investec PLC,
10.500%, Due 8/28/2029, (5 yr. U.K. Government Bond + 6.566%)B C D	GBP	1,200,000	1,684,487
9.125%, Due 3/6/2033, (5 yr. U.K. Government Bond + 5.905%)B C		700,000	972,920
Jyske Bank AS, 5.125%, Due 5/1/2035, (5 yr. EURIBOR ICE Swap + 2.500%)B C	EUR	1,100,000	1,241,814
KBC Group NV, 6.250%, Due 9/17/2031, (5 yr. EURIBOR ICE Swap + 3.989%)B C D		1,800,000	1,978,248
Lloyds Banking Group PLC,
7.875%, Due 6/27/2029, (5 yr. GBP SONIA Linked ICE Swap + 5.107%)B C D	GBP	1,000,000	1,315,970
2.707%, Due 12/3/2035, (5 yr. U.K. Government Bond + 2.400%)B C		2,200,000	2,397,849
NatWest Group PLC,
5.125%, Due 5/12/2027, (5 yr. U.K. Government Bond + 4.985%)C D		200,000	248,354
4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)C D		2,700,000	3,182,547
3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)B C		450,000	579,299
8.125%, Due 11/10/2033, (5 yr. CMT + 3.752%)C D	$	1,400,000	1,469,901
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B C	GBP	500,000	631,224
Shawbrook Group PLC, 12.250%, Due 1/4/2034, (5 yr. U.K. Government Bond + 7.948%)B C		600,000	839,611
Societe Generale SA,
6.750%, Due 4/6/2028, (5 yr. USD Swap + 3.929%)B C D	$	200,000	194,644
7.875%, Due 1/18/2029, (5 yr. EUR Swap + 5.228%)B C D	EUR	600,000	686,896
6.691%, Due 1/10/2034, (1 yr. CMT + 2.950%)B C	$	1,400,000	1,468,485
Standard Chartered PLC, 4.300%, Due 8/19/2028, (5 yr. CMT + 3.135%)B C D		1,800,000	1,617,825
Svenska Handelsbanken AB, 4.625%, Due 8/23/2032, (5 yr. U.K. Government Bond + 2.800%)B C	GBP	600,000	759,473
Swedbank AB, 4.000%, Due 3/17/2029, (5 yr. CMT + 2.864%)B C D	$	1,400,000	1,226,078
Unicaja Banco SA, 3.125%, Due 7/19/2032, (5 yr. EURIBOR ICE Swap + 3.050%)B C	EUR	700,000	746,502
UniCredit SpA,
3.875%, Due 6/3/2027, (5 yr. EURIBOR ICE Swap + 4.081%)B C D		2,100,000	2,201,111
6.500%, Due 12/3/2031, (5 yr. EURIBOR ICE Swap + 4.212%)B C D		1,700,000	1,880,999
5.375%, Due 4/16/2034, (5 yr. EURIBOR ICE Swap + 2.800%)B C		300,000	341,018

			98,158,129

Diversified Financial Services - 1.95%
Bracken MidCo1 PLC,
6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)B	GBP	1,030,000	1,310,664
6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A		1,000,000	1,272,489
Burford Capital PLC, 5.000%, Due 12/1/2026, 0025		500,000	632,880
Jerrold Finco PLC,
7.875%, Due 4/15/2030A		350,000	459,459
7.875%, Due 4/15/2030B		200,000	262,548
Marex Group PLC,
13.250%, Due 6/30/2027, (5 yr. CMT + 10.158%)B C D	$	1,200,000	1,321,452
8.375%, Due 2/2/2028B	EUR	400,000	479,534
6.404%, Due 11/4/2029	$	650,000	660,503
OSB Group PLC, 6.000%, Due 10/7/2026, (5 yr. U.K. Government Bond + 5.393%)B C D	GBP	1,049,000	1,289,462
Sherwood Financing PLC,
8.001%, Due 12/15/2029, (3 mo. EURIBOR + 5.500%)A C	EUR	320,000	345,930
9.625%, Due 12/15/2029A	GBP	450,000	591,460

			8,626,381

Insurance - 11.09%
Achmea BV, 4.625%, Due 3/24/2029, (5 yr. EURIBOR ICE Swap + 4.780%)B C D	EUR	2,800,000	2,914,103
Aegon Ltd., 5.625%, Due 4/15/2029, (5 yr. EUR Swap + 5.207%)B C D		1,400,000	1,508,218
AG Insurance SA, 3.500%, Due 6/30/2047, (5 yr. EUR Swap + 3.875%)B C		400,000	432,207
Allianz SE, 5.600%, Due 9/3/2054, (5 yr. CMT + 2.771%)A C	$	1,000,000	982,817
ASR Nederland NV,
4.625%, Due 10/19/2027, (5 yr. EUR Swap + 3.789%)B C D	EUR	550,000	585,051
6.625%, Due 12/27/2031, (5 yr. EURIBOR ICE Swap + 4.025%)B C D		800,000	889,910

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.62% (continued)
Financial - 38.91% (continued)
Insurance - 11.09% (continued)
Aviva PLC,
6.875%, Due 12/15/2031, (5 yr. U.K. Government Bond + 4.649%)B C D	GBP	700,000	$879,961
6.125%, Due 9/12/2054, (5 yr. U.K. Government Bond + 3.300%)B C		1,560,000	1,957,355
BUPA Finance PLC,
5.000%, Due 12/8/2026B		350,000	450,539
4.000%, Due 9/24/2031, (5 yr. U.K. Government Bond + 3.170%)B C D		2,156,000	2,200,764
CNP Assurances SACA,
2.500%, Due 6/30/2051, (3 mo. EURIBOR + 3.650%)B C	EUR	1,000,000	996,387
4.875%, Due 7/16/2054, (3 mo. EURIBOR + 3.374%)B C		700,000	780,338
Direct Line Insurance Group PLC, 4.750%, Due 6/7/2027, (5 yr. GBP Swap + 3.394%)B C D	GBP	2,760,000	3,371,679
Galaxy Bidco Ltd., 8.125%, Due 12/19/2029A		700,000	929,905
La Mondiale SAM,
4.375%, Due 4/24/2029, (5 yr. EUR Swap + 4.411%)B C D	EUR	700,000	726,633
4.800%, Due 1/18/2048, (5 yr. CMT + 3.235%)B C	$	800,000	778,000
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5 yr. U.K. Government Bond + 5.378%)B C D	GBP	1,900,000	2,251,179
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 yr. EUR Swap + 3.592%)B C D	EUR	600,000	583,705
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)C D	GBP	1,664,000	2,149,643
4.625%, Due 5/7/2031B		750,000	885,301
6.875%, Due 11/15/2034B		2,300,000	2,940,734
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5 yr. U.K. Government Bond + 4.169%)B C D		2,700,000	3,287,284
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5 yr. CMT + 3.047%)B C D	$	1,000,000	998,482
Real Finance Bonds No. 6 PLC, 10.125%, Due 5/25/2033, (5 yr. U.K. Government Bond + 6.344%)B C D	GBP	1,900,000	2,770,404
Rothesay Life PLC,
6.875%, Due 9/12/2028, (5 yr. U.K. Government Bond + 5.419%)B C D		300,000	382,802
5.000%, Due 10/13/2031, (5 yr. U.K. Government Bond + 3.873%)B C D		5,293,000	5,734,726
7.019%, Due 12/10/2034B		300,000	393,114
SCOR SE, 6.000%, Due 6/20/2034, (5 yr. EURIBOR ICE Swap + 3.857%)B C D	EUR	1,500,000	1,595,885
Unipol Assicurazioni SpA, 6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D		1,640,000	1,823,361
Zurich Finance Ireland II DAC, 5.500%, Due 4/23/2055, (5 yr. CMT + 2.419%)B C	$	2,800,000	2,730,000

			48,910,487

Savings & Loans - 3.62%
Coventry Building Society, 8.750%, Due 6/11/2029, (5 yr. U.K. Government Bond + 4.727%)B C D	GBP	2,400,000	3,207,453
Nationwide Building Society,
5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)B C D		1,600,000	2,008,846
7.500%, Due 12/20/2030, (5 yr. U.K. Government Bond + 3.852%)B C D		4,300,000	5,512,863
10.250%, Due 12/6/2099E		3,086,700	5,243,224

			15,972,386

Total Financial			171,667,383

Industrial - 0.28%
Packaging & Containers - 0.18%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, Due 9/15/2028A	$	800,000	776,377

Transportation - 0.10%
Edge Finco PLC, 8.125%, Due 8/15/2031A	GBP	350,000	461,154

Total Industrial			1,237,531

Technology - 0.05%
Software - 0.05%
Asmodee Group AB, 6.251%, Due 12/15/2029, (3 mo. EURIBOR + 3.750%)A C	EUR	211,765	231,844

Utilities - 0.92%
Electric - 0.71%
ContourGlobal Power Holdings SA,
3.125%, Due 1/1/2028B		200,000	208,259
3.125%, Due 1/1/2028A		200,000	208,258
EDP Servicios Financieros Espana SA, 3.500%, Due 7/21/2031B		1,000,000	1,084,306
ESB Finance DAC, 2.125%, Due 11/5/2033B		500,000	489,044
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 yr. GBP Swap + 3.480%)B C	GBP	900,000	1,161,505

			3,151,372

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.62% (continued)
Utilities - 0.92% (continued)
Gas - 0.21%
APA Infrastructure Ltd.,
0.750%, Due 3/15/2029B	EUR	200,000	$196,651
3.500%, Due 3/22/2030B	GBP	600,000	707,725

			904,376

Total Utilities			4,055,748

Total Foreign Corporate Obligations (Cost $202,759,448)			205,676,867

FOREIGN SOVEREIGN OBLIGATIONS - 9.82%
Bundesrepublik Deutschland Bundesanleihe,
2.200%, Due 2/15/2034B	EUR	19,950,000	20,791,607
2.600%, Due 8/15/2034B		20,530,000	22,017,272
2.500%, Due 2/15/2035B		500,000	529,898

Total Foreign Sovereign Obligations (Cost $43,404,658)			43,338,777

ASSET-BACKED OBLIGATIONS - 18.32%
AIMCO CLO 19 Ltd., 9.562%, Due 10/20/2037, 2024-19A E, (3 mo. USD Term SOFR + 5.000%)A C	$	1,500,000	1,501,643
Aqueduct European CLO 8 DAC, 9.375%, Due 7/15/2037, 2024-8A E, (3 mo. EURIBOR + 6.590%)A C	EUR	1,500,000	1,631,933
Armada Euro CLO I DAC, 3.491%, Due 10/24/2033, 1A AR, (3 mo. EURIBOR + 0.820%)A C		800,000	858,984
Armada Euro CLO IV DAC, 4.125%, Due 1/15/2038, 4A AR, (3 mo. EURIBOR + 1.340%)A C		1,000,000	1,082,922
Armada Euro CLO VI DAC, 4.255%, Due 7/15/2037, 6A A, (3 mo. EURIBOR + 1.470%)A C		1,000,000	1,082,509
Aurium CLO XIII DAC, 3.589%, Due 4/15/2038, 13A A1, (3 mo. EURIBOR + 1.220%)A C		3,000,000	3,234,094
Avoca CLO XIX DAC, 7.402%, Due 4/15/2038, 19A ER, (3 mo. EURIBOR + 5.000%)A C		2,000,000	2,165,556
Avoca CLO XXVIII DAC, 9.394%, Due 10/15/2037, 28A ER, (3 mo. EURIBOR + 6.210%)A C		1,500,000	1,622,869
Ballyrock CLO 27 Ltd.,
6.212%, Due 10/25/2037, 2024-27A A1A, (3 mo. USD Term SOFR + 1.350%)A C	$	1,600,000	1,601,453
10.312%, Due 10/25/2037, 2024-27A D, (3 mo. USD Term SOFR + 5.450%)A C		1,300,000	1,282,210
Ballyrock CLO 28 Ltd., 5.647%, Due 1/20/2038, 2024-28A A1A, (3 mo. USD Term SOFR + 1.320%)A C		2,000,000	1,993,708
Bardot CLO Ltd., 10.505%, Due 10/22/2032, 2019-2A ERR, (3 mo. USD Term SOFR + 6.200%)A C		1,750,000	1,733,545
BBAM European CLO, 3.705%, Due 1/15/2036, 3A A, (3 mo. EURIBOR + 0.920%)A C	EUR	1,000,000	1,075,893
Bushy Park CLO DAC, 4.065%, Due 4/15/2036, 1A AR, (3 mo. EURIBOR + 1.280%)A C		1,000,000	1,072,126
Capital Four CLO I DAC, 3.805%, Due 10/15/2034, 3A A, (3 mo. EURIBOR + 1.020%)A C		600,000	648,131
Capital Four CLO IV DAC, 9.165%, Due 4/15/2038, 4A ER, (3 mo. EURIBOR + 6.380%)A C		1,500,000	1,625,401
Capital Four CLO VII DAC, 4.173%, Due 4/25/2037, 7A A, (3 mo. EURIBOR + 1.500%)A C		1,500,000	1,624,391
Contego CLO X DAC, 4.046%, Due 5/15/2038, 10A AR, (3 mo. EURIBOR + 1.490%)A C		2,600,000	2,821,376
CVC Cordatus Loan Fund XVII DAC, 8.676%, Due 11/18/2033, 17A ER, (3 mo. EURIBOR + 6.120%)A C		1,250,000	1,361,813
GoldenTree Loan Management U.S. CLO 22 Ltd., 9.856%, Due 10/20/2037, 2024-22A E, (3 mo. USD Term SOFR + 5.250%)A C	$	1,500,000	1,490,597
Golub Capital Partners CLO 64B-R Ltd., 10.100%, Due 10/25/2037, 2022-64A ER, (3 mo. USD Term SOFR + 5.800%)A C		1,750,000	1,733,065
Golub Capital Partners CLO 75B Ltd., 10.200%, Due 7/25/2037, 2024-75A E, (3 mo. USD Term SOFR + 5.900%)A C		1,000,000	990,492
Harvest CLO XVI DAC, 8.355%, Due 10/15/2031, 16A ER, (3 mo. EURIBOR + 5.570%)A C	EUR	1,550,000	1,676,009
Hayfin Emerald CLO I DAC, 5.848%, Due 4/17/2034, 1A DR, (3 mo. EURIBOR + 3.100%)A C		1,500,000	1,563,697
HPS Loan Management Ltd., 5.770%, Due 10/20/2037, 2024-22A A1, (3 mo. USD Term SOFR + 1.370%)A C	$	1,500,000	1,499,046
ICG Euro CLO DAC, 9.096%, Due 2/15/2037, 2024-1A E, (3 mo. EURIBOR + 6.540%)A C	EUR	1,500,000	1,583,019
Invesco Euro CLO IX DAC, 4.124%, Due 7/20/2038, 9A AR, (3 mo. EURIBOR + 1.380%)A C		2,000,000	2,159,265
Jubilee CLO DAC, 9.524%, Due 7/21/2037, 2024-28A E, (3 mo. EURIBOR + 6.780%)A C		1,500,000	1,626,549
Madison Park Euro Funding X DAC, 3.413%, Due 10/25/2030, 10A A1, (3 mo. EURIBOR + 0.740%)A C		987,801	1,064,904
Margay CLO I DAC, 4.090%, Due 1/15/2038, 1A AR, (3 mo. EURIBOR + 1.300%)A C		1,000,000	1,076,271
Neuberger Berman Loan Advisers CLO 26 Ltd., 10.793%, Due 10/18/2038, 2017-26A ER, (3 mo. USD Term
SOFR + 6.500%)A C	$	1,500,000	1,497,036
North Westerly IX ESG CLO DAC, 8.617%, Due 1/15/2038, IX-A E, (3 mo. EURIBOR + 6.000%)A C	EUR	1,000,000	1,060,504
Oaktree CLO Ltd.,
10.380%, Due 10/22/2037, 2024-27A E, (3 mo. USD Term SOFR + 5.600%)A C	$	1,250,000	1,236,968
Due 4/15/2038, 2025-29A E, (3 mo. USD Term SOFR + 4.650%)A C F		750,000	748,389
OCP CLO Ltd., 9.962%, Due 10/16/2037, 2024-36A E, (3 mo. USD Term SOFR + 5.400%)A C		1,500,000	1,485,003
OCP Euro CLO DAC,
8.783%, Due 10/18/2037, 2024-11A E, (3 mo. EURIBOR + 5.800%)A C	EUR	1,500,000	1,634,372
4.224%, Due 4/20/2038, 2024-9A A, (3 mo. EURIBOR + 1.480%)A C		3,000,000	3,251,908

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
ASSET-BACKED OBLIGATIONS - 18.32% (continued)
Palmer Square European Loan Funding DAC, 8.490%, Due 5/15/2034, 2024-3A E, (3 mo. EURIBOR + 5.800%)A C	EUR	1,500,000	$1,602,833
Penta CLO 16 DAC, 9.534%, Due 10/18/2036, 2024-16A E, (3 mo. EURIBOR + 6.790%)A C		1,500,000	1,635,709
Penta CLO 9 DAC,
8.713%, Due 7/25/2036, 2021-9A E, (3 mo. EURIBOR + 6.040%)A C		1,000,000	1,088,729
11.413%, Due 7/25/2036, 2021-9A F, (3 mo. EURIBOR + 8.740%)A C		1,000,000	1,083,717
Pikes Peak CLO 16 Ltd., 10.300%, Due 7/25/2037, 2024-16A E, (3 mo. USD Term SOFR + 6.000%)A C	$	1,500,000	1,496,049
Providus CLO VI DAC, 8.626%, Due 5/20/2034, 6A E, (3 mo. EURIBOR + 6.110%)A C	EUR	1,250,000	1,370,783
Rockfield Park CLO DAC, 8.711%, Due 7/16/2034, 1A D, (3 mo. EURIBOR + 5.950%)A C		1,500,000	1,626,343
RRE 5 Loan Management DAC, 9.135%, Due 1/15/2037, 5A DR, (3 mo. EURIBOR + 6.350%)A C		1,000,000	1,087,592
RRE 8 Loan Management DAC, Due 7/15/2040, 8A DR, (3 mo. EURIBOR + 5.750%)A C F		1,000,000	1,077,491
RRE 9 Loan Management DAC, Due 7/15/2040, 9A DR, (3 mo. EURIBOR + 5.750%)A C F		750,000	808,119
Sound Point Euro CLO X Funding DAC, 4.244%, Due 4/20/2038, 10A A, (3 mo. EURIBOR + 1.500%)A C		800,000	867,110
Symphony CLO 47 Ltd., 8.903%, Due 4/20/2038, 2025-47A E, (3 mo. USD Term SOFR + 4.600%)A C	$	1,000,000	995,748
Symphony CLO XXXIII Ltd., 5.539%, Due 1/24/2038, 2022-33A AR, (3 mo. USD Term SOFR + 1.260%)A C		1,000,000	999,498
Tikehau CLO X DAC, 9.694%, Due 4/20/2038, 10A E, (3 mo. EURIBOR + 6.950%)A C	EUR	500,000	549,516
Tikehau U.S. CLO VII Ltd., 5.492%, Due 2/25/2038, 2025-1A A1, (3 mo. USD Term SOFR + 1.220%)A C	$	2,000,000	2,000,056
Voya Euro CLO II DAC, 8.805%, Due 7/15/2035, 2A ER, (3 mo. EURIBOR + 6.020%)A C	EUR	1,700,000	1,849,674
Voya Euro CLO III DAC, 10.685%, Due 4/15/2033, 3X F, (3 mo. EURIBOR + 7.900%)B C		1,300,000	1,369,735
Voya Euro CLO IV DAC, 8.945%, Due 10/15/2034, 4A ER, (3 mo. EURIBOR + 6.160%)A C		1,750,000	1,902,356

Total Asset-Backed Obligations (Cost $80,851,909)			80,808,709

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.76% (Cost $3,398,368)
Together Asset-Backed Securitisation PLC, 5.424%, Due 10/12/2065, 2024-1ST2A A, (1 day GBP SONIA + 0.960%)A C	GBP	2,578,427	3,346,672

U.S. TREASURY OBLIGATIONS - 10.32%
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	$	15,385,000	15,082,108

U.S. Treasury Notes,
4.250%, Due 11/15/2034		21,690,000	21,696,778
4.625%, Due 2/15/2035		8,500,000	8,757,656

			30,454,434

Total U.S. Treasury Obligations (Cost $45,581,790)			45,536,542

	Shares
SHORT-TERM INVESTMENTS - 1.71% (Cost $7,550,824)
Investment Companies - 1.71%
American Beacon U.S. Government Money Market Select Fund, 4.22% G H		7,550,824	7,550,824

TOTAL INVESTMENTS - 97.38% (Cost $426,869,131)			429,634,697
OTHER ASSETS, NET OF LIABILITIES - 2.62%			11,552,047

TOTAL NET ASSETS - 100.00%			$441,186,744

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $113,080,357 or 25.63% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2025.

D	Perpetual maturity. The date shown, if any, is the next call date.
E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	Zero coupon bond.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

CLO - Collateralized Loan Obligation.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

ESG - Environmental, Social, Governance.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on March 31, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	500,103	EUR	500,981	4/24/2025	SSB	$—	$(878)	$(878)
USD	971,876	EUR	967,978	4/24/2025	SSB	3,898	—	3,898
USD	1,192,860	EUR	1,189,830	4/24/2025	SSB	3,030	—	3,030
USD	1,253,769	EUR	1,251,050	4/24/2025	SSB	2,719	—	2,719
USD	4,317,793	EUR	4,325,492	4/24/2025	SSB	—	(7,699)	(7,699)
USD	104,308,238	GBP	103,856,969	4/24/2025	SSB	451,269	—	451,269
USD	184,523,843	EUR	182,793,130	4/24/2025	SSB	1,730,713	—	1,730,713

						$2,191,629	$(8,577)	$2,183,052

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2025, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$41,819,106	$—	$41,819,106
Foreign Convertible Obligations	—	1,557,200	—	1,557,200
Foreign Corporate Obligations	—	205,676,867	—	205,676,867
Foreign Sovereign Obligations	—	43,338,777	—	43,338,777
Asset-Backed Obligations	—	80,808,709	—	80,808,709
Collateralized Mortgage Obligations	—	3,346,672	—	3,346,672
U.S. Treasury Obligations	—	45,536,542	—	45,536,542
Short-Term Investments	7,550,824	—	—	7,550,824

Total Investments in Securities - Assets	$7,550,824	$422,083,873	$—	$429,634,697

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$2,191,629	$—	$2,191,629

Total Financial Derivative Instruments - Assets	$—	$2,191,629	$—	$2,191,629

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(8,577)	$—	$(8,577)

Total Financial Derivative Instruments - Liabilities	$—	$(8,577)	$—	$(8,577)

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 11.00%
Communications - 3.25%
Telecommunications - 3.25%
AT&T, Inc., 2.900%, Due 12/4/2026	GBP	100,000	$125,189
T-Mobile USA, Inc., 2.250%, Due 2/15/2026	$	110,000	107,744
Verizon Communications, Inc., 4.329%, Due 9/21/2028		110,000	109,343

			342,276

Total Communications			342,276

Consumer, Cyclical - 1.23%
Auto Manufacturers - 1.23%
General Motors Financial Co., Inc., 5.150%, Due 8/15/2026A	GBP	100,000	129,242

Consumer, Non-Cyclical - 1.35%
Pharmaceuticals - 1.35%
Becton Dickinson & Co., 3.020%, Due 5/24/2025		110,000	141,650

Financial - 2.35%
Banks - 1.22%
Bank of America Corp., 2.300%, Due 7/25/2025A		100,000	128,051

REITS - 1.13%
Digital Stout Holding LLC, 3.300%, Due 7/19/2029A		100,000	119,383

Total Financial			247,434

Technology - 2.82%
Software - 2.82%
Fidelity National Information Services, Inc., 4.500%, Due 7/15/2025	$	130,000	129,865
Fiserv, Inc., 2.250%, Due 7/1/2025	GBP	130,000	166,773

			296,638

Total Technology			296,638

Total Corporate Obligations (Cost $1,128,694)			1,157,240

FOREIGN CORPORATE OBLIGATIONS - 65.49%
Communications - 5.60%
Media - 1.29%
Arqiva Financing PLC, 7.210%, Due 6/30/2045A		100,000	136,030

Telecommunications - 4.31%
Deutsche Telekom International Finance BV, 2.500%, Due 10/10/2025A		100,000	127,611
Orange SA, 5.000%, Due 10/1/2026, (5 yr. EUR Swap + 3.990%)A B C	EUR	100,000	110,617
Telefonica Europe BV, 3.875%, Due 6/22/2026, (8 yr. EUR Swap + 2.967%)A B C		100,000	108,400
Vodafone Group PLC, 2.625%, Due 8/27/2080, (5 yr. EUR Swap + 3.002%)A B		100,000	107,133

			453,761

Total Communications			589,791

Consumer, Cyclical - 2.95%
Distribution/Wholesale - 1.71%
Bunzl Finance PLC, 2.250%, Due 6/11/2025A	GBP	140,000	179,895

Entertainment - 1.24%
CPUK Finance Ltd., 5.876%, Due 8/28/2027A		100,000	130,394

Total Consumer, Cyclical			310,289

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 65.49% (continued)
Consumer, Non-Cyclical - 3.05%
Food - 3.05%
J Sainsbury PLC, 5.125%, Due 6/29/2030A	GBP	100,000	$128,197
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025A		150,000	193,263

			321,460

Total Consumer, Non-Cyclical			321,460

Financial - 41.17%
Banks - 21.50%
ABN AMRO Bank NV, 5.250%, Due 5/26/2026A		100,000	129,544
Argenta Spaarbank NV, 5.375%, Due 11/29/2027, (1 yr. EUR Swap + 2.750%)A B	EUR	100,000	112,370
Barclays PLC,
3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)A B	GBP	100,000	127,451
8.407%, Due 11/14/2032, (5 yr. U.K. Government Bond + 4.750%)A B		100,000	137,251
BNP Paribas SA,
7.375%, Due 8/19/2025, (5 yr. USD ICE Swap + 5.150%)A B C	$	200,000	200,420
2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)A B	GBP	100,000	124,239
BPCE SA, 6.125%, Due 5/24/2029A		100,000	132,146
Credit Agricole SA, 1.874%, Due 12/9/2031, (5 yr. U.K. Government Bond + 1.500%)A B		100,000	121,605
Deutsche Bank AG, 2.129%, Due 11/24/2026, (1 day USD SOFR + 1.870%)B	$	150,000	147,290
HSBC Holdings PLC, 8.201%, Due 11/16/2034, (5 yr. U.K. Government Bond + 4.550%)A B	GBP	100,000	140,743
ING Groep NV, 6.250%, Due 5/20/2033, (5 yr. U.K. Government Bond + 2.800%)A B		100,000	131,294
Lloyds Banking Group PLC, 6.625%, Due 6/2/2033, (5 yr. U.K. Government Bond + 3.100%)A B		100,000	132,482
NatWest Group PLC,
3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)A B		100,000	128,733
5.642%, Due 10/17/2034, (5 yr. U.K. Government Bond + 2.100%)A B		100,000	127,836
Santander U.K. Group Holdings PLC, 7.098%, Due 11/16/2027, (1 yr. GBP Swap + 2.866%)A B		100,000	132,619
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5 yr. EUR Swap + 2.800%)A B	EUR	100,000	107,828
Virgin Money U.K. PLC, 5.125%, Due 12/11/2030, (5 yr. U.K. Government Bond + 5.250%)A B	GBP	100,000	128,783

			2,262,634

Insurance - 13.57%
ASR Nederland NV, 3.375%, Due 5/2/2049, (5 yr. EUR Swap + 4.000%)A B	EUR	100,000	105,852
Aviva PLC, 4.375%, Due 9/12/2049, (1 day GBP SONIA + 4.721%)A B	GBP	100,000	122,355
AXA SA, 3.250%, Due 5/28/2049, (3 mo. EURIBOR + 3.200%)A B	EUR	100,000	106,720
BUPA Finance PLC, 5.000%, Due 12/8/2026A	GBP	100,000	128,725
CNP Assurances SACA,
4.750%, Due 6/27/2028, (5 yr. EUR Swap + 3.914%)A B C	EUR	100,000	105,967
4.250%, Due 6/5/2045, (5 yr. EUR Swap + 3.600%)A B		100,000	108,130
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5 yr. U.K. Government Bond + 4.580%)A B	GBP	100,000	129,426
NN Group NV, 4.625%, Due 1/13/2048, (3 mo. EURIBOR + 4.950%)A B	EUR	100,000	112,062
Phoenix Group Holdings PLC, 5.867%, Due 6/13/2029A	GBP	100,000	129,267
Real Finance Bonds No. 3 PLC, 6.125%, Due 11/13/2028A		100,000	131,038
Rothesay Life PLC, 8.000%, Due 10/30/2025A		190,000	248,899

			1,428,441

Real Estate - 1.20%
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, B2, (1 day GBP SONIA + 4.440%)A B		100,000	125,801

Savings & Loans - 4.90%
Coventry Building Society, 5.875%, Due 3/12/2030, (1 yr. U.K. Government Bond + 1.950%)A B		100,000	131,283
Nationwide Building Society, 5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)A B C		200,000	251,106
Yorkshire Building Society, 6.375%, Due 11/15/2028, (1 yr. U.K. Government Bond + 2.650%)A B		100,000	132,779

			515,168

Total Financial			4,332,044

Industrial - 2.51%
Transportation - 1.24%
Eversholt Funding PLC, 6.359%, Due 12/2/2025A		100,000	130,226

Trucking & Leasing - 1.27%
Porterbrook Rail Finance Ltd., 7.125%, Due 10/20/2026		100,000	133,404

Total Industrial			263,630

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 65.49% (continued)
Technology - 1.05%
Software - 1.05%
Sage Group PLC, 3.820%, Due 2/15/2028A	EUR	100,000	$110,933

Utilities - 9.16%
Electric - 6.82%
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 yr. GBP Swap + 3.480%)A B	GBP	100,000	129,056
NIE Finance PLC, 6.375%, Due 6/2/2026A		100,000	131,493
SSE PLC, 4.000%, Due 1/21/2028, (5 yr. EUR Swap + 2.696%)A B C	EUR	200,000	216,569
TenneT Holding BV, 4.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 1.947%)A B C		100,000	109,629
Vattenfall AB, 6.875%, Due 8/17/2083, (5 yr. U.K. Government Bond + 3.059%)A B	GBP	100,000	131,481

			718,228

Gas - 1.12%
APA Infrastructure Ltd., 7.125%, Due 11/9/2083, (5 yr. EURIBOR ICE Swap + 4.098%)A B	EUR	100,000	117,997

Water - 1.22%
Severn Trent Utilities Finance PLC, 3.625%, Due 1/16/2026A	GBP	100,000	127,927

Total Utilities			964,152

Total Foreign Corporate Obligations (Cost $6,804,716)			6,892,299

FOREIGN SOVEREIGN OBLIGATIONS - 4.93% (Cost $515,084)
Bundesobligation, 2.500%, Due 10/11/2029A	EUR	475,000	518,440

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.69%
Castell PLC, 5.314%, Due 11/25/2053, 2021-1 A, (1 day GBP SONIA + 0.850%)A B	GBP	18,369	23,753
Holmes Master Issuer PLC, 5.099%, Due 10/15/2072, 2023-2 A1, (1 day GBP SONIA + 0.540%)A B		100,000	129,280
Together Asset-Backed Securitisation PLC, 5.264%, Due 7/12/2063, 2021-1ST1 A, (1 day GBP SONIA + 0.700%)A B		45,808	59,200
Tower Bridge Funding PLC, 6.279%, Due 11/20/2063, 2021-2 D, (1 day GBP SONIA + 1.800%)A B		169,000	218,487
Twin Bridges PLC, 6.580%, Due 3/12/2055, 2021-1 D, (1 day GBP SONIA + 2.100%)A B		130,000	168,562

Total Collateralized Mortgage Obligations (Cost $617,538)			599,282

U.S. TREASURY OBLIGATIONS - 10.20%
U.S. Treasury Notes,
4.125%, Due 11/30/2029	$	370,000	372,414
4.000%, Due 3/31/2030		700,000	700,547

			1,072,961

Total U.S. Treasury Obligations (Cost $1,065,557)			1,072,961

TOTAL INVESTMENTS - 97.31% (Cost $10,131,589)			10,240,222
OTHER ASSETS, NET OF LIABILITIES - 2.69%			283,342

TOTAL NET ASSETS - 100.00%			$10,523,564

Percentages are stated as a percent of net assets.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2025.

C	Perpetual maturity. The date shown, if any, is the next call date.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2025 (Unaudited)

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on March 31, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	237,614	USD	237,253	5/2/2025	SSB	$361	$—	$361
USD	2,444,987	EUR	2,450,389	5/2/2025	SSB	—	(5,402)	(5,402)
USD	6,493,792	GBP	6,505,998	5/2/2025	SSB	—	(12,206)	(12,206)

						$361	$(17,608)	$(17,247)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2025, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,157,240	$—	$1,157,240
Foreign Corporate Obligations	—	6,892,299	—	6,892,299
Foreign Sovereign Obligations	—	518,440	—	518,440
Collateralized Mortgage Obligations	—	599,282	—	599,282
U.S. Treasury Obligations	—	1,072,961	—	1,072,961

Total Investments in Securities - Assets	$—	$10,240,222	$—	$10,240,222

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$361	$—	$361

Total Financial Derivative Instruments - Assets	$—	$361	$—	$361

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(17,608)	$—	$(17,608)

Total Financial Derivative Instruments - Liabilities	$—	$(17,608)	$—	$(17,608)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets.

Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2025 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.